UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Government Portfolio

December 31, 2011

1.811316.107

GVP-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 27.0%
	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 1.1%
3/1/12	0.10%	$ 369,000	$ 368,937
Fannie Mae Guaranteed Mortgage pass-thru certificates - 3.0%
1/9/12 to 9/17/12	0.15 to 0.31 (b)	1,076,034	1,087,708
Federal Farm Credit Bank - 0.2%
11/29/12	0.24 (b)	73,000	72,983
Federal Home Loan Bank - 16.4%
2/3/12 to 12/21/12	0.13 to 0.41 (b)	5,923,935	5,923,247
Freddie Mac - 6.3%
1/15/12 to 11/2/12	0.09 to 0.24 (b)	2,277,466	2,279,470
TOTAL FEDERAL AGENCIES			9,732,345
U.S. Treasury Obligations - 5.7%

U.S. Treasury Bills - 1.7%
1/26/12 to 10/18/12	0.08 to 0.12	603,000	602,648
U.S. Treasury Notes - 4.0%
1/31/12 to 11/15/12	0.11 to 0.33	1,429,000	1,443,176
TOTAL U.S. TREASURY OBLIGATIONS			2,045,824
Repurchase Agreements - 64.6%
	Maturity Amount (000s)
In a joint trading account at:
0.03% dated 12/30/11 due 1/3/12 (Collateralized by (U.S. Treasury Obligations)) #	$ 88,000	88,000
0.05% dated 12/30/11 due 1/3/12 (Collateralized by (U.S. Government Obligations)) #	20,530,404	20,530,289
0.05% dated 12/30/11 due 1/3/12 (Collateralized by (U.S. Government Obligations)) #	780,116	780,112
With:
Barclays Capital, Inc. at:
0.16%, dated 11/8/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $241,079,252, 1.74% - 5.5%, 4/1/35 - 12/20/41)	236,065	236,000
0.18%, dated 10/26/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $132,051,149, 3.5% - 6%, 6/1/24 - 1/1/41)	129,058	129,000
Citibank NA at 0.04%, dated 12/28/11 due 1/4/12 (Collateralized by U.S. Government Obligations valued at $379,655,006, 0% - 5.6%, 12/31/11 - 8/15/41)	372,003	372,000

	Maturity Amount (000s)	Value (000s)
Credit Suisse Securities (USA) LLC at:
0.04%, dated 12/28/11 due 1/4/12 (Collateralized by U.S. Government Obligations valued at $126,481,531, 4%, 12/20/41)	$ 124,001	$ 124,000
0.06%, dated 12/29/11 due 1/3/12 (Collateralized by U.S. Government Obligations valued at $252,960,474, 3.5% - 4%, 2/1/26 - 2/1/41)	248,002	248,000
Deutsche Bank Securities, Inc. at:
0.08%, dated 12/27/11 due 1/3/12 (Collateralized by U.S. Government Obligations valued at $223,190,277, 4% - 5.5%, 6/1/26 - 10/1/41)	218,003	218,000
0.15%, dated 11/8/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $297,617,249, 1.85% - 8%, 5/1/13 - 11/1/41)	291,072	291,000
UBS Securities LLC at:
0.16%, dated 11/7/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $141,815,918, 3.5% - 4%, 2/1/26 - 12/1/41)	139,037	139,000
0.17%, dated 12/15/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $59,165,308, 4% - 5.5%, 1/1/40 - 11/1/40)	58,009	58,000
0.19%, dated 12/12/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $121,394,094, 4%, 10/1/41)	119,019	119,000
TOTAL REPURCHASE AGREEMENTS		23,332,401
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $35,110,570)		35,110,570
NET OTHER ASSETS (LIABILITIES) - 2.7%		990,171
NET ASSETS - 100%		$ 36,100,741
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$88,000,000 due 1/03/12 at 0.03%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ 17,161
RBS Securities, Inc.	24,597
UBS Securities LLC	46,242
$ 88,000
$20,530,289,000 due 1/03/12 at 0.05%
BNP Paribas Securities Corp.	$ 886,209
Bank of America NA	6,564,514
Citibank NA	2,133,467
Credit Ag Cib Ny Br (DTC 651)	1,181,612
Credit Suisse Securities (USA) LLC	1,674,316
Deutsche Bank Securities, Inc.	1,312,903
HSBC Securities (USA), Inc.	656,451
J.P. Morgan Securities, Inc.	1,641,128
Merrill Lynch, Pierce, Fenner & Smith, Inc.	655,860
Morgan Stanley & Co., Inc.	98,468
RBC Capital Markets Corp.	1,641,128
UBS Securities LLC	590,806
Wells Fargo Securities LLC	1,493,427
$ 20,530,289
$780,112,000 due 1/03/12 at 0.05%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ 130,019
UBS Securities LLC	371,482
Wells Fargo Securities LLC	278,611
$ 780,112
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2011, the cost of investment securities for income tax purposes was $35,110,570,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Money Market Portfolio

December 31, 2011

1.811317.107
MMP-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
		Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA
	1/6/12	0.22% (d)	$ 67,000	$ 67,000
Certificates of Deposit - 43.2%

Domestic Certificates Of Deposit - 0.4%
Branch Banking & Trust Co.
	2/13/12 to 5/7/12	0.30 to 0.35	206,000	206,000
London Branch, Eurodollar, Foreign Banks - 7.4%
ABN AMRO Bank NV
	1/4/12 to 1/9/12	0.49 to 0.60	582,000	582,001
Australia & New Zealand Banking Group Ltd.
	6/6/12	0.61	117,000	117,000
HSBC Bank PLC
	2/9/12 to 5/31/12	0.38 to 0.55	838,000	838,000
National Australia Bank Ltd.
	2/1/12 to 5/2/12	0.30 to 0.52	2,848,000	2,848,001
				4,385,002
New York Branch, Yankee Dollar, Foreign Banks - 35.4%
Bank of Montreal
	1/9/12 to 1/4/13	0.25 to 0.43 (d)	646,000	646,000
Bank of Montreal Chicago CD Program
	9/26/12 to 10/29/12	0.44 to 0.48 (d)	625,000	625,000
Bank of Nova Scotia
	10/1/12 to 1/10/13	0.47 to 0.61 (d)	839,650	839,711
Bank of Tokyo-Mitsubishi UFJ Ltd.
	1/11/12 to 3/27/12	0.20 to 0.50	1,296,000	1,296,003
Canadian Imperial Bank of Commerce New York Branch
	1/11/12 to 12/17/12	0.44 to 0.50 (d)	2,085,000	2,085,000
Credit Suisse New York Branch
	2/17/12 to 2/21/12	0.47 to 0.50	904,000	904,000
Deutsche Bank AG New York Branch
	1/3/12 to 1/5/12	0.25	955,000	955,000
DnB NOR Bank ASA
	1/20/12 to 3/2/12	0.37 to 0.52	513,000	512,990
Mitsubishi UFJ Trust & Banking Corp.
	1/25/12 to 2/27/12	0.45 to 0.52	636,000	636,000
Mizuho Corporate Bank Ltd.
	1/3/12 to 1/6/12	0.18	877,000	877,000
National Bank Canada
	7/6/12	0.38 (d)	214,000	214,000
Nordea Bank AB
	2/3/12	0.68 (d)	28,000	28,002
Nordea Bank Finland PLC
	1/13/12 to 3/1/12	0.35 to 0.50	1,214,000	1,214,000
Rabobank Nederland New York Branch
	2/1/12 to 6/8/12	0.33 to 0.55 (d)	2,750,000	2,750,000

		Yield (a)	Principal Amount (000s)	Value (000s)
Royal Bank of Canada
	12/31/12	0.73 (d)	$ 383,000	$ 383,000
Royal Bank of Canada New York CD Program
	12/11/12	0.61% (d)	383,000	383,000
Sumitomo Mitsui Banking Corp.
	1/3/12 to 4/2/12	0.19 to 0.55	3,019,500	3,019,500
Sumitomo Trust & Banking Co. Ltd.
	1/6/12 to 1/23/12	0.30 to 0.32	638,000	638,000
Svenska Handelsbanken
	2/3/12 to 3/1/12	0.40 to 0.49	970,000	970,004
Toronto-Dominion Bank
	10/19/12 to 11/7/12	0.43 to 0.47 (d)	280,000	280,000
Toronto-Dominion Bank New York Branch
	1/12/12 to 11/14/12	0.36 to 0.62 (d)	632,000	632,000
UBS AG
	1/12/12 to 1/30/12	0.44 to 0.45	1,021,000	1,021,000
				20,909,210
TOTAL CERTIFICATES OF DEPOSIT				25,500,212
Commercial Paper - 13.9%

ASB Finance Ltd.
	2/1/12	0.42 (d)	150,000	149,999
ASB Finance Ltd. (London)
	4/11/12 to 5/29/12	0.58 to 0.68	188,000	187,593
Barclays Bank PLC
	1/23/12 to 1/27/12	0.79 (b)	605,000	605,000
Barclays Bank PLC/Barclays US CCP Funding LLC
	1/3/12 to 1/23/12	0.32	336,000	335,969
Caisse d'Amort de la Dette Sociale
	5/25/12	0.43 (b)(d)	222,000	221,990
Commonwealth Bank of Australia
	4/10/12 to 6/15/12	0.50 to 0.62	1,151,000	1,148,271
Danske Corp.
	1/3/12 to 1/6/12	0.25	734,000	733,985
Deutsche Bank Financial LLC
	1/3/12	0.25	300,000	299,996
DnB NOR Bank ASA
	2/28/12 to 3/12/12	0.47 to 0.52	503,000	502,594
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
	1/5/12 to 1/24/12	0.35 to 0.37	120,000	119,986
Nationwide Building Society
	1/3/12 to 1/20/12	0.40 to 0.41	546,000	545,934
Nordea North America, Inc.
	2/14/12 to 2/17/12	0.44	270,000	269,850
Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Skandinaviska Enskilda Banken AB
	1/3/12 to 1/13/12	0.37 to 0.40%	$ 640,000	$ 639,955
Svenska Handelsbanken, Inc.
	1/31/12	0.39	227,000	226,926
Swedbank AB
	1/30/12 to 2/15/12	0.45 to 0.47	447,000	446,788
Texas Instruments International Management Co. S.a.r.L.
	7/9/12	0.43	21,000	20,953
UBS Finance, Inc.
	2/21/12 to 2/29/12	0.45 to 0.53	1,115,000	1,114,152
Westpac Banking Corp.
	4/5/12 to 4/10/12	0.39 (d)	612,000	612,000
TOTAL COMMERCIAL PAPER				8,181,941
U.S. Government and Government Agency Obligations - 1.1%

Other Government Related - 1.1%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
	1/25/12 to 2/1/12	0.19 to 0.20 (c)	660,000	659,913
Federal Agencies - 3.9%

Fannie Mae - 1.0%
	4/2/12	0.20	610,000	609,688
Federal Home Loan Bank - 2.7%
	2/6/12 to 11/28/12	0.17 to 0.41	1,592,000	1,591,997
Freddie Mac - 0.2%
	11/26/12 to 11/30/12	0.20	80,000	80,150
TOTAL FEDERAL AGENCIES				2,281,835
U.S. Treasury Obligations - 5.3%

U.S. Treasury Bills - 0.8%
	2/9/12	0.30	498,000	497,837
U.S. Treasury Notes - 4.5%
	2/15/12 to 10/31/12	0.11 to 0.21	2,613,550	2,630,438
TOTAL U.S. TREASURY OBLIGATIONS				3,128,275
Master Notes - 0.7%
		Yield (a)	Principal Amount (000s)	Value (000s)
Royal Bank of Scotland PLC
	1/17/12	0.69% (d)(g)	$ 412,000	$ 412,000
Medium-Term Notes - 5.9%

Commonwealth Bank of Australia
	2/10/12	0.45 (b)(d)	207,000	207,000
Metropolitan Life Insurance Co.
	3/29/12	0.70 (d)(g)	65,000	65,000
Royal Bank of Canada
	1/4/13	0.44 (d)	630,000	629,828
	12/31/12 to 1/14/13	0.42 to 0.74 (b)(d)	1,027,000	1,027,000
Westpac Banking Corp.
	4/2/12 to 6/14/12	0.37 to 0.49 (b)(d)	1,583,000	1,583,000
TOTAL MEDIUM-TERM NOTES				3,511,828
Time Deposits - 3.4%

Bank of Nova Scotia
	1/3/12	0.04	1,030,000	1,030,000
Barclays Bank PLC
	1/3/12	0.09	1,000,000	1,000,000
TOTAL TIME DEPOSITS				2,030,000
Municipal Securities - 1.7%

ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 A, LOC Bank of America NA, VRDN
1/6/12	0.10 (d)	8,500		8,500
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 D, LOC JPMorgan Chase Bank, VRDN
1/6/12	0.09 (d)	23,000		23,000
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, LOC Freddie Mac, VRDN
1/6/12	0.08 (d)(e)	14,580		14,580
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2005 A (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN
1/6/12	0.09 (d)(e)	23,700		23,700
District of Columbia Rev. (Washington Drama Society, Inc. Proj.) Series 2008, LOC JPMorgan Chase Bank, VRDN
1/6/12	0.09 (d)	37,065		37,065
Fredericksburg Econ. Dev. Auth. (Eagle Village I Proj.) Series 2009 A, LOC Bank of America NA, VRDN
1/6/12	0.15 (d)	70,730		70,730
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)		Value (000s)
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, VRDN
1/6/12	0.06% (d)	$ 4,800		$ 4,800
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2005 H, LOC U.S. Bank NA, Minnesota, VRDN
1/6/12	0.05 (d)	24,725		24,725
Humble Independent School District Participating VRDN Series Solar 06 20 (Liquidity Facility U.S. Bank NA, Minnesota)
1/6/12	0.09 (d)(f)	14,740		14,740
Illinois Fin. Auth. Rev. (Children's Memorial Hosp. Proj.) Series 2008 C, LOC JPMorgan Chase Bank, VRDN
1/6/12	0.08 (d)	34,000		34,000
Illinois Fin. Auth. Rev. (Little Co. of Mary Hosp. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
1/6/12	0.10 (d)	44,470		44,470
Illinois Fin. Auth. Rev. (Rockford Mem. Hosp. Proj.) LOC JPMorgan Chase Bank, VRDN
1/6/12	0.10 (d)	40,600		40,600
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
1/6/12	0.08 (d)	10,900		10,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63 (Liquidity Facility U.S. Bank NA, Minnesota)
1/6/12	0.09 (d)(f)	15,140		15,140
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 B, LOC JPMorgan Chase Bank, VRDN
1/6/12	0.09 (d)	25,000		25,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 4368 (Liquidity Facility Wells Fargo & Co.)
1/6/12	0.10 (d)(f)	10,060		10,060
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2005 A1, LOC Bank of America NA, VRDN
1/6/12	0.09 (d)	9,100		9,100
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, LOC Bank of America NA, VRDN
1/6/12	0.10 (d)	11,175		11,175
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2009 B, LOC JPMorgan Chase Bank, VRDN
1/6/12	0.08 (d)	12,000		12,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (255 West 9th Street Proj.) Series 2001 A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
1/6/12	0.09 (d)(e)	58,235		58,235
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (West 43rd Street Proj.) Series 1999 A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
1/6/12	0.09 (d)(e)	24,200		24,200

	Yield (a)	Principal Amount (000s)		Value (000s)
New York Hsg. Fin. Agcy. Rev. (240 East 39th Street Hsg. Proj.) Series 1997 A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
1/6/12	0.09% (d)(e)	$ 62,700		$ 62,700
New York Hsg. Fin. Agcy. Rev. (29 Flatbush Ave. Hsg. Proj.) Series 2010 A, LOC Bank of America NA, VRDN
1/6/12	0.11 (d)	30,000		30,000
New York Hsg. Fin. Agcy. Rev. (360 West 43rd Street Hsg. Proj.) Series A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
1/6/12	0.09 (d)(e)	9,900		9,900
New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
1/6/12	0.09 (d)(e)	13,000		13,000
New York Hsg. Fin. Agcy. Rev. (East 39th Street Hsg. Proj.) Series 1999 A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
1/6/12	0.09 (d)(e)	33,700		33,700
New York Hsg. Fin. Agcy. Rev. (Normandie Court II Hsg. Proj.) Series 1999 A, LOC Freddie Mac, VRDN
1/6/12	0.09 (d)(e)	29,870		29,870
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 A2, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN
1/6/12	0.05 (d)	30,700		30,700
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
1/6/12	0.07 (d)(e)	20,200		20,200
Pennsylvania Higher Edl. Facilities Auth. Rev. (Thomas Jefferson Univ. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
1/6/12	0.07 (d)	18,040		18,040
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2004 84D (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN
1/6/12	0.08 (d)(e)	18,450		18,450
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005-89 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN
1/6/12	0.08 (d)(e)	10,000		10,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005-91B (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN
1/6/12	0.08 (d)(e)	21,350		21,350
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
1/6/12	0.09 (d)	19,205		19,205
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)		Value (000s)
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Villa Nueva Apts. Proj.) Series 2007 F, LOC Freddie Mac, VRDN
1/6/12	0.09% (d)(e)	$ 37,500		$ 37,500
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A3, LOC JPMorgan Chase Bank, VRDN
1/6/12	0.07 (d)(e)	14,000		14,000
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
1/6/12	0.10 (d)(e)	17,500		17,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, LOC Wells Fargo Bank NA, VRDN
1/6/12	0.07 (d)	27,220		27,220
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C2, LOC Bank of America NA, VRDN
1/6/12	0.10 (d)	17,550		17,550
Texas Gen. Oblig. (Veterans Land Proj.) Series A, VRDN
1/6/12	0.09 (d)(e)	20,945		20,945
Univ. of California Revs. Participating VRDN Putters 3668Z (Liquidity Facility JPMorgan Chase Bank)
1/6/12	0.10 (d)(f)	10,000		10,000
Univ. of Colorado Hosp. Auth. Rev. Series A, LOC Wells Fargo Bank NA, VRDN
1/6/12	0.06 (d)	23,000		23,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series BBT 08 25 (Liquidity Facility Branch Banking & Trust Co.)
1/6/12	0.09 (d)(f)	10,085		10,085
TOTAL MUNICIPAL SECURITIES			1,011,635
Repurchase Agreements - 20.6%
	Maturity Amount (000s)
In a joint trading account at:
0.05% dated 12/30/11 due 1/3/12 (Collateralized by U.S. Government Obligations) #	$ 615,999	615,996
0.05% dated 12/30/11 due 1/3/12 (Collateralized by U.S. Government Obligations) #	692	692
With:
Barclays Capital, Inc. at:
0.16%, dated 11/8/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $409,121,834, 0% - 6.22%, 3/31/15 - 12/1/41)	401,110	401,000
0.18%, dated 10/26/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $217,577,551, 1.74% - 5.94%, 4/1/35 - 8/20/61)	213,096	213,000

	Maturity Amount (000s)	Value (000s)
0.24%, dated 12/30/11 due 1/3/12 (Collateralized by Equity Securities valued at $24,840,665)	$ 23,001	$ 23,000
0.29%, dated:
12/27/11 due 1/3/12 (Collateralized by Equity Securities valued at $55,083,125)	51,003	51,000
12/28/11 due 1/4/12 (Collateralized by Equity Securities valued at $44,282,176)	41,002	41,000
BNP Paribas Securities Corp. at 0.29%, dated 12/30/11 due 1/3/12 (Collateralized by U.S. Government Obligations valued at $411,176,944, 2.5% - 6.37%, 12/25/30 - 11/15/41)	400,013	400,000
Citibank NA at:
0.04%, dated 12/28/11 due 1/4/12 (Collateralized by U.S. Treasury Obligations valued at $597,724,039, 0.5% - 5%, 9/6/13 - 10/15/34)	586,005	586,000
0.07%, dated 12/27/11 due 1/3/12 (Collateralized by U.S. Government Obligations valued at $795,610,829, 2% - 6.11%, 12/1/18 - 12/1/41)	780,011	780,000
Citigroup Global Markets, Inc. at:
0.24%, dated 12/30/11 due 1/3/12 (Collateralized by U.S. Government Obligations valued at $103,002,747, 1.38% - 20.2%, 6/25/35 - 12/20/41)	100,003	100,000
0.44%, dated 12/30/11 due 1/3/12 (Collateralized by U.S. Government Obligations valued at $103,005,037, 4% - 8.6%, 3/15/26 - 10/20/41)	100,005	100,000
Credit Suisse Securities (USA) LLC at:
0.04%, dated 12/28/11 due 1/4/12 (Collateralized by U.S. Government Obligations valued at $199,217,886, 4% - 8%, 3/25/21 - 12/20/41)	195,002	195,000
0.06%, dated 12/29/11 due 1/3/12 (Collateralized by U.S. Government Obligations valued at $398,824,559, 3.5% - 5%, 2/1/26 - 11/1/41)	391,003	391,000
0.17%, dated 12/30/11 due 1/3/12 (Collateralized by Equity Securities valued at $426,613,997)	395,007	395,000
0.8%, dated 11/2/11 due 2/1/12 (Collateralized by Corporate Obligations valued at $227,103,972, 0.38% - 4.25%, 3/15/12 - 3/15/37)	210,425	210,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Credit Suisse Securities (USA) LLC at: - continued
0.9%, dated:
10/19/11 due:
1/12/12 (Collateralized by Mortgage Loan Obligations valued at $80,064,518, 0.44% - 6.21%, 4/25/35 - 6/12/50)	$ 74,157	$ 74,000
1/19/12 (Collateralized by Mortgage Loan Obligations valued at $80,063,859, 0.47% - 2.64%, 7/20/35 - 5/25/47)	74,170	74,000
1/26/12 (Collateralized by Mortgage Loan Obligations valued at $68,162,928, 0% - 6.36%, 5/25/33 - 2/25/47)	63,156	63,000
12/8/11 due 1/23/12 (Collateralized by Corporate Obligations valued at $228,006,410, 0.39% - 5.83%, 2/15/34 - 9/25/47)	211,243	211,000
0.91%, dated 10/24/11 due 2/3/12 (Collateralized by Corporate Obligations valued at $56,255,119, 0.12% - 11%, 11/15/15 - 6/25/47)	52,134	52,000
0.92%, dated 10/24/11 due 2/10/12 (Collateralized by Corporate Obligations valued at $56,256,160, 0.38% - 8.4%, 3/15/28 - 9/25/46)	52,145	52,000
0.94%, dated 10/27/11 due 2/17/12 (Collateralized by Mortgage Loan Obligations valued at $114,671,312, 0% - 5.56%, 11/25/14 - 3/12/51)	106,313	106,000
0.96%, dated 10/31/11 due 2/24/12 (Collateralized by Mortgage Loan Obligations valued at $57,331,586, 0% - 5.54%, 10/25/28 - 4/25/45)	53,164	53,000
1%, dated 11/23/11 due 2/21/12 (Collateralized by Corporate Obligations valued at $142,697,066, 0.41% - 6%, 8/25/35 - 6/25/47)	132,330	132,000
Deutsche Bank Securities, Inc. at:
0.08%, dated 12/27/11 due 1/3/12 (Collateralized by U.S. Government Obligations valued at $356,338,806, 3.5% - 4.5%, 1/1/26 - 12/20/41)	348,005	348,000
0.15%, dated 11/8/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $509,042,975, 0.65% - 9.5%, 1/1/12 - 3/16/42)	494,121	494,000

	Maturity Amount (000s)	Value (000s)
Goldman Sachs & Co. at:
0.2%, dated 12/28/11 due 1/4/12 (Collateralized by U.S. Government Obligations valued at $455,955,199, 3.5% - 5%, 2/1/26 - 8/1/41)	$ 447,017	$ 447,000
0.25%, dated 12/28/11 due 1/4/12 (Collateralized by U.S. Government Obligations valued at $157,086,545, 5% - 6%, 12/1/38 - 9/1/40)	154,007	154,000
J.P. Morgan Clearing Corp. at:
0.44%, dated 12/30/11 due 1/3/12 (Collateralized by Corporate Obligations valued at $783,705,502, 0.75% - 6.5%, 1/5/13 - 5/15/41)	721,035	721,000
0.6%, dated 10/24/11 due 1/23/12 (Collateralized by Equity Securities valued at $299,251,823)	275,417	275,000
0.69%, dated 7/27/11 due 1/23/12 (Collateralized by Corporate Obligations valued at $320,527,187, 1% - 4.63%, 4/15/12 - 12/31/39)	295,014	294,000
0.75%, dated 10/24/11 due 4/23/12 (Collateralized by Equity Securities valued at $150,212,506)	138,523	138,000
J.P. Morgan Securities, Inc. at:
0.12%, dated 12/30/11 due 1/3/12 (Collateralized by U.S. Government Obligations valued at $1,050,600,228, 0% - 52.03%, 8/25/17 - 1/25/42)	1,020,014	1,020,000
0.21%, dated:
12/30/11 due 1/3/12: (Collateralized by Corporate Obligations valued at $306,605,037, 0% - 9.95%, 12/15/12 - 7/15/41)	292,007	292,000
12/30/11 due 1/3/12: (Collateralized by Equity Securities valued at $48,889,175)	44,001	44,000
0.53%, dated 12/19/11 due 1/6/12 (Collateralized by Mortgage Loan Obligations valued at $146,903,804, 0.43% - 8.07%, 7/15/24 - 6/12/50)	136,060	136,000
0.75%, dated 9/28/11 due 3/26/12 (Collateralized by Mortgage Loan Obligations valued at $107,127,335, 0.11% - 7.84%, 12/25/20 - 11/12/49)	99,371	99,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
0.19%, dated 12/30/11 due 1/3/12 (Collateralized by Equity Securities valued at $795,976,843)	$ 737,016	$ 737,000
0.39%, dated 12/30/11 due 1/3/12 (Collateralized by Corporate Obligations valued at $43,051,866, 0%, 5/31/25 - 9/15/32)	41,002	41,000
0.44%, dated 12/30/11 due 1/3/12 (Collateralized by Corporate Obligations valued at $159,053,813, 0% - 15%, 1/15/13 - 1/1/49)	150,007	150,000
RBS Securities, Inc. at 0.52%, dated 12/28/11 due 1/4/12 (Collateralized by Corporate Obligations valued at $462,255,357, 0.35% - 7.86%, 10/25/12 - 6/11/50)	428,043	428,000
Royal Bank of Scotland PLC at 0.52%, dated 12/28/11 due 1/4/12 (Collateralized by Corporate Obligations valued at $214,575,901, 0% - 5.11%, 5/16/12 - 1/25/36)	204,021	204,000
UBS Securities LLC at:
0.16%, dated 11/7/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $241,801,241, 5% - 6.5%, 2/1/37 - 6/20/41)	237,063	237,000
0.17%, dated 12/15/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $102,009,152, 3.5% - 4%, 2/1/26 - 10/1/41)	100,016	100,000
0.19%, dated 12/12/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $198,923,095, 3.5% - 4.5%, 7/1/41 - 12/1/41)	195,032	195,000
0.51%, dated 10/5/11 due 1/6/12 (Collateralized by Corporate Obligations valued at $75,679,563, 3% - 4.5%, 5/1/13 - 5/1/28)	70,095	70,000
0.52%, dated 10/26/11 due 1/6/12 (Collateralized by Corporate Obligations valued at $60,540,279, 6% - 12.5%, 8/15/13 - 1/15/67)	56,073	56,000

	Maturity Amount (000s)	Value (000s)
0.6%, dated:
11/22/11 due 1/6/12 (Collateralized by Corporate Obligations valued at $57,415,600, 0% - 3.5%, 9/14/12 - 11/1/47)	$ 55,083	$ 55,000
11/23/11 due 1/6/12 (Collateralized by Corporate Obligations valued at $74,570,923, 6.27% - 12.5%, 9/15/15 - 5/7/28)	69,104	69,000
0.7%, dated 11/15/11 due 1/13/12 (Collateralized by Corporate Obligations valued at $74,621,030, 0.26% - 6.59%, 12/22/15 - 10/17/44)	71,081	71,000
TOTAL REPURCHASE AGREEMENTS		12,194,688
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $58,979,327)	58,979,327
NET OTHER ASSETS (LIABILITIES) - 0.2%	94,363
NET ASSETS - 100%	$ 59,073,690
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,643,990,000 or 6.2% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $659,913,000, or 1.1% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $477,000,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.7%, 3/29/12	3/26/02	$ 65,000
Royal Bank of Scotland PLC 0.69%, 1/17/12	12/16/11	$ 412,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$615,996,000 due 1/03/12 at 0.05%
BNP Paribas Securities Corp.	$ 26,590
Bank of America NA	196,963
Citibank NA	64,013
Credit Agricole Securities (USA), Inc.	35,453
Credit Suisse Securities (USA) LLC	50,237
Deutsche Bank Securities, Inc.	39,393
HSBC Securities (USA), Inc.	19,696
J.P. Morgan Securities, Inc.	49,241
Merrill Lynch, Pierce, Fenner & Smith, Inc.	19,679
Morgan Stanley & Co., Inc.	2,954
RBC Capital Markets Corp.	49,241
UBS Securities LLC	17,727
Wells Fargo Securities LLC	44,809
$ 615,996
$692,000 due 1/03/12 at 0.05%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ 115
UBS Securities LLC	330
Wells Fargo Securities LLC	247
$ 692
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2011, the cost of investment securities for income tax purposes was $58,979,327,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for

Fidelity ® Institutional Money Market Funds:

Prime Money Market Portfolio

December 31, 2011

1.811333.107

DOM-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
		Yield (a)	Principal Amount (000s)	Value (000s)
Florida Timber Finance III LLC Taxable, LOC Wells Fargo Bank NA
	1/6/12	0.22% (d)	$ 25,155	$ 25,155
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA
	1/6/12	0.22 (d)	37,000	37,000
TOTAL CORPORATE BONDS				62,155
Certificates of Deposit - 34.5%

Domestic Certificates Of Deposit - 0.3%
Branch Banking & Trust Co.
	2/13/12 to 5/3/12	0.30 to 0.35	187,000	187,000
London Branch, Eurodollar, Foreign Banks - 4.0%
ABN AMRO Bank NV
	1/4/12 to 1/9/12	0.49 to 0.60	509,000	509,001
HSBC Bank PLC
	2/9/12 to 5/31/12	0.38 to 0.55	1,192,000	1,192,000
National Australia Bank Ltd.
	3/6/12 to 4/10/12	0.40 to 0.47	500,000	500,000
				2,201,001
New York Branch, Yankee Dollar, Foreign Banks - 30.2%
Bank of Montreal
	1/9/12 to 1/4/13	0.25 to 0.43 (d)	638,000	638,000
Bank of Montreal Chicago CD Program
	9/26/12 to 10/29/12	0.44 to 0.48 (d)	565,000	565,000
Bank of Nova Scotia
	11/1/12 to 1/10/13	0.47 to 0.61 (d)	707,000	707,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
	1/11/12 to 3/27/12	0.20 to 0.50	998,000	998,003
Canadian Imperial Bank of Commerce New York Branch
	1/11/12 to 12/17/12	0.44 to 0.63 (d)	1,913,000	1,913,094
Credit Suisse New York Branch
	2/17/12	0.47	285,000	285,000
Deutsche Bank AG New York Branch
	1/3/12 to 1/5/12	0.25	896,000	896,000
DnB NOR Bank ASA
	3/2/12	0.50	274,000	274,000
Mitsubishi UFJ Trust & Banking Corp.
	1/27/12 to 2/27/12	0.45 to 0.52	1,292,000	1,292,000
Mizuho Corporate Bank Ltd.
	1/3/12 to 1/6/12	0.18	819,955	819,955
National Bank Canada
	7/6/12	0.38 (d)	248,000	248,000
Nordea Bank Finland PLC
	1/13/12 to 3/1/12	0.35 to 0.50	544,000	544,000
Rabobank Nederland New York Branch
	3/12/12 to 6/8/12	0.33 to 0.55 (d)	2,083,000	2,083,000
Royal Bank of Canada
	12/31/12	0.73 (d)	190,000	190,000

		Yield (a)	Principal Amount (000s)	Value (000s)
Royal Bank of Canada New York CD Program
	12/7/12	0.61% (d)	$ 250,000	$ 250,000
Sumitomo Mitsui Banking Corp.
	1/3/12 to 4/2/12	0.19 to 0.55	2,869,000	2,869,000
Sumitomo Trust & Banking Co. Ltd.
	1/6/12 to 1/23/12	0.30 to 0.32	568,000	568,000
Svenska Handelsbanken
	2/3/12	0.40	355,000	355,002
Toronto-Dominion Bank
	10/19/12 to 11/7/12	0.43 to 0.47 (d)	310,000	310,000
Toronto-Dominion Bank New York Branch
	1/12/12	0.36 (d)	195,000	195,000
UBS AG
	1/12/12 to 1/30/12	0.44 to 0.45	873,000	873,000
				16,873,054
TOTAL CERTIFICATES OF DEPOSIT				19,261,055
Commercial Paper - 11.5%

Amsterdam Funding Corp. (Royal Bank of Scotland PLC Guaranteed)
	2/2/12	0.28 (b)	65,000	64,984
ASB Finance Ltd.
	2/3/12	0.42 (d)	150,000	149,999
ASB Finance Ltd. (London)
	4/11/12 to 4/13/12	0.58	92,000	91,849
Barclays Bank PLC
	1/23/12 to 1/27/12	0.79 (b)	976,000	976,000
Barclays Bank PLC/Barclays US CCP Funding LLC
	1/3/12 to 1/12/12	0.32	249,000	248,982
Caisse d'Amort de la Dette Sociale
	5/25/12	0.43 (b)(d)	240,000	239,990
Commonwealth Bank of Australia
	4/10/12 to 6/15/12	0.50 to 0.62	854,000	851,895
Credit Suisse New York Branch
	2/17/12 to 2/28/12	0.44 to 0.47	1,005,000	1,004,346
Deutsche Bank Financial LLC
	1/3/12	0.25	277,000	276,996
DnB NOR Bank ASA
	2/28/12	0.47	359,000	358,728
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

	1/12/12	0.35	20,000	19,998
	1/24/12	0.37	34,000	33,992
	1/5/12	0.35	49,000	48,998
Nationwide Building Society
	1/3/12	0.40	90,000	89,998
Nordea North America, Inc.
	1/17/12 to 2/17/12	0.36 to 0.44	266,000	265,874
Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Skandinaviska Enskilda Banken AB
	1/3/12 to 1/13/12	0.37 to 0.40%	$ 337,000	$ 336,980
Svenska Handelsbanken, Inc.
	1/31/12	0.39	196,000	195,936
Swedbank AB
	2/13/12 to 2/14/12	0.47	209,000	208,882
Texas Instruments International Management Co. S.a.r.L.
	7/9/12	0.43	19,000	18,957
UBS Finance, Inc.
	2/21/12 to 2/29/12	0.45 to 0.52	642,000	641,527
Westpac Banking Corp.
	4/5/12 to 4/10/12	0.39 (d)	300,000	300,000
TOTAL COMMERCIAL PAPER				6,424,911
U.S. Government and Government Agency Obligations - 0.9%

Other Government Related - 0.9%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
	1/26/12 to 1/31/12	0.19 to 0.20 (c)	477,000	476,936
Federal Agencies - 0.6%

Federal Home Loan Bank - 0.6%
	8/30/12 to 10/10/12	0.25 to 0.41	354,000	353,987
U.S. Treasury Obligations - 11.5%

U.S. Treasury Bills - 3.8%
	1/12/12 to 5/31/12	0.07 to 0.31	2,120,000	2,119,525
U.S. Treasury Notes - 7.7%
	2/15/12 to 12/15/12	0.10 to 0.33	4,256,500	4,290,745
TOTAL U.S. TREASURY OBLIGATIONS				6,410,270
Master Notes - 0.7%

Royal Bank of Scotland PLC
	1/17/12	0.69 (d)(g)	375,000	375,000
Medium-Term Notes - 5.9%
		Yield (a)	Principal Amount (000s)	Value (000s)
Commonwealth Bank of Australia
	2/10/12	0.45% (b)(d)	$ 236,000	$ 236,000
Metropolitan Life Insurance Co.
	3/29/12	0.70 (d)(g)	30,000	30,000
Royal Bank of Canada
	1/4/13	0.44 (d)	714,000	713,806
	12/31/12 to 1/14/13	0.42 to 0.74 (b)(d)	841,000	841,000
Westpac Banking Corp.
	4/2/12 to 6/14/12	0.37 to 0.49 (b)(d)	1,484,000	1,484,000
TOTAL MEDIUM-TERM NOTES				3,304,806
Time Deposits - 1.7%

Bank of Nova Scotia
	1/3/12	0.04	970,000	970,000
Municipal Securities - 1.2%

Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series EGL 06 83 Class A, (Liquidity Facility Citibank NA)
1/6/12	0.10 (d)(f)	35,600		35,600
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, LOC Bank of America NA, VRDN
1/6/12	0.13 (d)	20,495		20,495
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Canyon Creek Apts. Proj.) Series 1995 C, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
1/6/12	0.09 (d)(e)	38,800		38,800
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Heritage Park Apts. Proj.) Series 2008 C, LOC Freddie Mac, VRDN
1/6/12	0.09 (d)(e)	9,000		9,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Vineyard Creek Apts. Proj.) Series 2003 W, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
1/6/12	0.09 (d)(e)	19,500		19,500
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, LOC Union Bank of California, VRDN
1/6/12	0.10 (d)	20,000		20,000
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, LOC Bank of America NA, VRDN
1/6/12	0.12 (d)	57,000		57,000
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 1997 A, LOC PNC Bank NA, VRDN
1/6/12	0.10 (d)	10,600		10,600
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 B, LOC BMO Harris Bank NA, VRDN
1/6/12	0.09 (d)	18,000		18,000
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)		Value (000s)
Illinois Edl. Facilities Auth. Revs. (Field Museum of Natural History Proj.) Series 2000, LOC JPMorgan Chase Bank, VRDN
1/6/12	0.09% (d)	$ 11,200		$ 11,200
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 A, LOC JPMorgan Chase Bank, VRDN
1/6/12	0.15 (d)(e)	25,000		25,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 D, LOC Bank of America NA, VRDN
1/6/12	0.08 (d)	11,500		11,500
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, (Liquidity Facility U.S. Bank NA, Minnesota)
1/6/12	0.09 (d)(f)	20,595		20,595
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Morris Avenue Apts. Proj.) Series A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
1/6/12	0.09 (d)(e)	39,400		39,400
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (One Columbus Place Dev. Proj.) Series A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
1/6/12	0.09 (d)(e)	17,500		17,500
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
1/6/12	0.09 (d)	33,000		33,000
New York Hsg. Fin. Agcy. Rev. (150 East 44th Street Hsg. Proj.) Series 2000 A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
1/6/12	0.09 (d)(e)	20,800		20,800
New York Hsg. Fin. Agcy. Rev. (360 West 43rd Street Hsg. Proj.) Series A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
1/6/12	0.09 (d)(e)	18,800		18,800
New York Hsg. Fin. Agcy. Rev. (600 West 42nd Street Hsg. Proj.) Series 2007 A, LOC Bank of New York, New York, VRDN
1/6/12	0.11 (d)(e)	41,800		41,800
New York Hsg. Fin. Agcy. Rev. (Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
1/6/12	0.09 (d)(e)	21,800		21,800
New York Hsg. Fin. Agcy. Rev. (Tower 31 Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
1/6/12	0.09 (d)(e)	31,800		31,800
New York Hsg. Fin. Agcy. Rev. (Union Square South Proj.) Series 1996 A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
1/6/12	0.09 (d)(e)	26,300		26,300

	Yield (a)	Principal Amount (000s)		Value (000s)
New York Hsg. Fin. Agcy. Rev. Series 2010 A, LOC Bank of America NA, VRDN
1/6/12	0.10% (d)	$ 5,000		$ 5,000
North Texas Tollway Auth. Rev. Series 2009 D, LOC JPMorgan Chase Bank, VRDN
1/6/12	0.09 (d)	28,000		28,000
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
1/6/12	0.09 (d)	37,265		37,265
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A2, LOC JPMorgan Chase Bank, VRDN
1/6/12	0.09 (d)(e)	25,000		25,000
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, LOC Bank of Scotland PLC, VRDN
1/6/12	0.10 (d)	16,300		16,300
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B3, (Liquidity Facility Bank of America NA), VRDN
1/6/12	0.12 (d)	10,000		10,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, LOC JPMorgan Chase Bank, VRDN
1/6/12	0.15 (d)(e)	20,000		20,000
TOTAL MUNICIPAL SECURITIES			690,055
Repurchase Agreements - 29.4%
	Maturity Amount (000s)
In a joint trading account at 0.05% dated 12/30/11 due 1/3/12:
(Collateralized by U.S. Government Obligations) #	$ 8,883,832	8,883,782
(Collateralized by U.S. Government Obligations) #	177,807	177,806
With:
Barclays Capital, Inc. at:
0.16%, dated 11/8/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $353,879,519, 1.74% - 7%, 12/1/20 - 8/1/41)	346,095	346,000
0.18%, dated 10/26/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $184,803,845, 1.74% - 6%, 8/1/25 - 11/1/41)	181,081	181,000
0.24%, dated 12/30/11 due 1/3/12 (Collateralized by Equity Securities valued at $8,640,261)	8,000	8,000
0.29%, dated:
12/27/11 due 1/3/12 (Collateralized by Equity Securities valued at $50,762,875)	47,003	47,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at:
0.29%, dated:
12/28/11 due 1/4/12 (Collateralized by Equity Securities valued at $41,042,019)	$ 38,002	$ 38,000
0.34%, dated 12/30/11 due 1/3/12 (Collateralized by Equity Securities valued at $1,181,780.980)	1,127,043	1,127,000
0.39%, dated 12/30/11 due 1/3/12 (Collateralized by U.S. Treasury Obligations valued at $388,624,902, 0.01% - 7.31%, 2/1/12 - 6/1/47)	375,016	375,000
0.49%, dated 12/30/11 due 1/3/12 (Collateralized by Corporate Obligations valued at $51,843,778, 2% - 5.75%, 3/15/12 - 12/15/37)	48,003	48,000
Citibank NA at:
0.04%, dated 12/28/11 due 1/4/12 (Collateralized by U.S. Treasury Obligations valued at $553,210,203, 0.5% - 5%, 5/31/13 - 7/1/41)	542,004	542,000
0.07%, dated 12/27/11 due 1/3/12 (Collateralized by U.S. Government Obligations valued at $734,409,996, 2.78% - 6.5%, 3/1/18 - 10/1/41)	720,010	720,000
Credit Suisse Securities (USA) LLC at:
0.04%, dated 12/28/11 due 1/4/12 (Collateralized by U.S. Government Obligations valued at $184,625,040, 4%, 12/20/41)	181,001	181,000
0.06%, dated 12/29/11 due 1/3/12 (Collateralized by U.S. Government Obligations valued at $368,221,964, 5% - 5.5%, 7/1/35 - 1/1/39)	361,003	361,000
0.17%, dated 12/30/11 due 1/3/12 (Collateralized by Equity Securities valued at $744,144,355)	689,013	689,000
0.8%, dated 11/2/11 due 2/1/12 (Collateralized by Corporate Obligations valued at $194,410,642, 1% - 4%, 5/5/13 - 1/10/26)	180,364	180,000
0.9%, dated:
10/19/11 due:
1/12/12 (Collateralized by Mortgage Loan Obligations valued at $68,162,535, 0.53% - 6%, 8/25/35 - 12/25/46)	63,134	63,000

	Maturity Amount (000s)	Value (000s)
With Credit Suisse Securities (USA) LLC at:
0.9%, dated:
1/19/12 (Collateralized by Mortgage Loan Obligations valued at $68,162,486, 0.42% - 5.99%, 5/25/36 - 4/19/48)	$ 63,145	$ 63,000
1/26/12 (Collateralized by Mortgage Loan Obligations valued at $58,424,983, 0% - 9%, 7/15/13 - 2/10/51)	54,134	54,000
12/8/11 due 1/23/12 (Collateralized by Mortgage Loan Obligations valued at $199,909,975, 2.42% - 6%, 3/25/33 - 7/25/37)	185,213	185,000
0.91%, dated 10/24/11 due 2/3/12 (Collateralized by Corporate Obligations valued at $48,682,312, 0.49% - 7.93%, 2/15/16 - 5/25/47)	45,116	45,000
0.92%, dated 10/24/11 due 2/10/12 (Collateralized by Corporate Obligations valued at $48,683,244, 0.43% - 7.93%, 1/15/20 - 5/25/37)	45,125	45,000
0.94%, dated 10/27/11 due 2/17/12 (Collateralized by Mortgage Loan Obligations valued at $96,280,629, 0% - 6.04%, 11/15/17 - 6/11/49)	89,263	89,000
0.96%, dated 10/31/11 due 2/24/12 (Collateralized by Corporate Obligations valued at $48,677,762, 0.43% - 7.85%, 6/25/41 - 9/25/47)	45,139	45,000
1%, dated 11/23/11 due 2/21/12 (Collateralized by Corporate Obligations valued at $129,711,736, 0.39% - 8.85%, 6/20/14 - 6/25/47)	120,300	120,000
Deutsche Bank Securities, Inc. at:
0.08%, dated 12/27/11 due 1/3/12 (Collateralized by U.S. Government Obligations valued at $327,425,093, 2.11% - 9%, 8/1/12 - 9/1/49)	321,005	321,000
0.44%, dated 12/30/11 due 1/3/12 (Collateralized by Corporate Obligations valued at $88,565,783, 2.38% - 4%, 2/15/15 - 7/1/25)	82,004	82,000
Goldman Sachs & Co. at:
0.2%, dated 12/28/11 due 1/4/12 (Collateralized by U.S. Government Obligations valued at $421,274,043, 4.5% - 5.5%, 1/1/38 - 8/1/41)	413,016	413,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Goldman Sachs & Co. at:
0.25%, dated 12/28/11 due 1/4/12 (Collateralized by U.S. Government Obligations valued at $144,846,035, 6%, 12/1/38)	$ 142,007	$ 142,000
RBS Securities, Inc. at 0.52%, dated 12/28/11 due 1/4/12 (Collateralized by Corporate Obligations $423,557,843, 0% - 7.62%, 10/25/12 - 12/10/49)	396,040	396,000
Royal Bank of Scotland PLC at 0.52%, dated 12/28/11 due 1/4/12 (Collateralized by Corporate Obligations valued at $197,638,095, 0% - 10.63%, 3/31/15 - 1/15/53)	188,019	188,000
UBS Securities LLC at:
0.17%, dated 12/15/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $91,808,237, 3.5%, 2/1/26)	90,014	90,000
0.19%, dated 12/12/11 due 1/6/12 (Collateralized by U.S. Government Obligations valued at $174,440,253, 4% - 4.5%, 2/1/41 - 11/1/41)	171,028	171,000
TOTAL REPURCHASE AGREEMENTS		16,416,588
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $54,745,763)		54,745,763
NET OTHER ASSETS (LIABILITIES) - 2.0%		1,130,769
NET ASSETS - 100%		$ 55,876,532
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,841,974,000 or 6.9% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $476,936,000, or 0.9% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $405,000,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.7%, 3/29/12	3/26/02	$ 30,000
Royal Bank of Scotland PLC 0.69%, 1/17/12	12/16/11	375,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,883,782,000 due 1/03/12 at 0.05%
BNP Paribas Securities Corp.	$ 383,477
Bank of America NA	2,840,570
Citibank NA	923,185
Credit Ag Cib Ny Br (DTC 651)	511,302
Credit Suisse Securities (USA) LLC	724,503
Deutsche Bank Securities, Inc.	568,114
HSBC Securities (USA), Inc.	284,057
J.P. Morgan Securities, Inc.	710,142
Merrill Lynch, Pierce, Fenner & Smith, Inc.	283,801
Morgan Stanley & Co., Inc.	42,609
RBC Capital Markets Corp.	710,142
UBS Securities LLC	255,651
Wells Fargo Securities LLC	646,229
$ 8,883,782
$177,806,000 due 1/03/12 at 0.05%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ 29,634
UBS Securities LLC	84,670
Wells Fargo Securities LLC	63,502
$ 177,806
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2011, the cost of investment securities for income tax purposes was $54,745,763,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Tax-Exempt Portfolio

December 31, 2011

1.811334.107

TAX-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.7%
	Principal Amount (000s)	Value (000s)
Alabama - 2.7%
Alabama Pub. School & College Auth. Rev. Bonds Series 2009 A, 5% 5/1/12	$ 2,150	$ 2,183
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.12% 1/6/12, LOC Branch Banking & Trust Co., VRDN (b)	5,455	5,455
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 C, 0.16% 1/3/12, VRDN (b)	8,000	8,000
Series 1995 E, 0.09% 1/3/12, VRDN (b)	13,300	13,300
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Proj.) Series 1997, 0.18% 1/6/12, LOC Bank of America NA, VRDN (b)	6,900	6,900
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.11% 1/6/12 (Kimberly-Clark Corp. Guaranteed), VRDN (b)	14,750	14,750
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.09% 1/3/12, VRDN (b)	23,000	23,000
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.1% 1/6/12, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,350	10,350
Univ. of Alabama at Birmingham Hosp. Rev. Participating VRDN Series Solar 07 108, 0.09% 1/6/12 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	15,975	15,975
		99,913
Alaska - 2.0%
North Slope Borough Gen. Oblig. Bonds Series 2009 A, 5% 6/30/12	1,000	1,024
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.08% 1/6/12, VRDN (b)	66,000	66,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.15% 1/6/12 (ConocoPhillips Guaranteed), VRDN (b)	4,500	4,500
		71,524
Arizona - 0.7%
Arizona Health Facilities Auth. Rev. (Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.1% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	3,095	3,095
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.09% 1/6/12, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,900	2,900

	Principal Amount (000s)	Value (000s)
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 3,000	$ 3,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.11% 1/6/12, LOC Wells Fargo Bank NA, VRDN (b)	4,000	4,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3307, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,600	6,600
Series Putters 3708Z, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,250	4,250
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.23% 1/6/12, LOC Bank of America NA, VRDN (b)	1,000	1,000
		24,845
Arkansas - 0.7%
Arkansas Gen. Oblig. Bonds Series 2010, 4% 8/1/12	2,000	2,044
Boone Co. Hosp. Rev. (North Arkansas Reg'l. Med. Ctr. Proj.) Series 2006, 0.16% 1/6/12, LOC Bank of America NA, VRDN (b)	22,065	22,065
		24,109
California - 3.0%
Acalanes Union High School District Participating VRDN Series WF11 85Z, 0.1% 1/6/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	10,155	10,155
California Edl. Facilities Auth. Rev. (Univ. of San Francisco Proj.) Series 2005 B, 0.1% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	1,690	1,690
California Gen. Oblig.:
Series 2004 A7, 0.09% 1/6/12, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	6,040	6,040
Series 2005 B3, 0.08% 1/6/12, LOC Barclays Bank PLC, VRDN (b)	19,100	19,100
Series 2005 B5, 0.06% 1/6/12, LOC Barclays Bank PLC, VRDN (b)	1,100	1,100
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2009 D, 0.09% 1/6/12, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,150	2,150
(St. Joseph Health Sys. Proj.):
Series 2011 A, 0.08% 1/6/12, LOC Union Bank of California, VRDN (b)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(St. Joseph Health Sys. Proj.):
Series 2011 D, 0.09% 1/6/12, LOC Wells Fargo Bank NA, VRDN (b)	$ 1,500	$ 1,500
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.08% 1/6/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	8,800	8,800
Irvine Reassessment District 85-7A Ltd. Oblig. Series A, 0.09% 1/3/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	5,880	5,880
Los Angeles Cmnty. College District Participating VRDN Series MS 3096, 0.16% 1/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	8,500	8,500
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Promenade Towers Proj.) Series 2000, 0.08% 1/6/12, LOC Freddie Mac, VRDN (b)	2,060	2,060
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series ROC II R 12322, 0.07% 1/3/12 (Liquidity Facility Citibank NA) (b)(e)	2,500	2,500
Los Angeles Gen. Oblig. Participating VRDN:
Series Putters 3930, 0.07% 1/3/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	13,000	13,000
Series Putters 3931, 0.07% 1/3/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	4,895	4,895
Richmond Wastewtr. Rev. Series 2008 A, 0.08% 1/6/12, LOC Union Bank of California, VRDN (b)	2,000	2,000
San Bernardino County Gen. Oblig. TRAN Series A, 2% 6/29/12	5,800	5,849
San Diego Cmnty. College District Participating VRDN Series RBC O 8, 0.07% 1/6/12 (Liquidity Facility Royal Bank of Canada) (b)(e)	6,000	6,000
Stockton Pub. Fing. Auth. Wtr. Rev. (Delta Wtr. Supply Proj.) Series 2010 A, 0.08% 1/6/12, LOC Union Bank of California, VRDN (b)	7,500	7,500
Univ. of California Revs. Series A, 0.16% 1/9/12, CP	1,370	1,370
		111,089
Colorado - 2.7%
Colorado Health Facilities Auth. Rev.:
(NCMC, Inc. Proj.) Series 2009 A, 0.05% 1/3/12, LOC Wells Fargo Bank NA, VRDN (b)	15,120	15,120
Participating VRDN Series BA 08 1090, 0.16% 1/6/12 (Liquidity Facility Bank of America NA) (b)(e)	5,375	5,375

	Principal Amount (000s)	Value (000s)
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	$ 16,000	$ 16,000
Series EGL 07 0040, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	11,700	11,700
Series ROC II R 12312, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	9,700	9,700
Denver City & County Wtr. Participating VRDN Series PZ 232, 0.13% 1/6/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	16,010	16,010
Denver Urban Renewal Auth. Tax Increment Rev.:
Series 2008 A1, 0.1% 1/6/12, LOC U.S. Bank NA, Minnesota, VRDN (b)	14,110	14,110
Series 2008 A2, 0.1% 1/6/12, LOC U.S. Bank NA, Minnesota, VRDN (b)	9,090	9,090
		97,105
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Masonicare Corp. Proj.) Series D, 0.05% 1/3/12, LOC Wells Fargo Bank NA, VRDN (b)	2,400	2,400
Participating VRDN Series Putters 3363, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,800	2,800
		5,200
Delaware - 1.4%
Delaware Health Facilities Auth. Rev.:
(Bayhealth Med. Ctr. Proj.) Series 2009 C, 0.05% 1/3/12, LOC Wells Fargo Bank NA, VRDN (b)	36,125	36,125
(Beebe Med. Ctr. Proj.) 0.09% 1/6/12, LOC PNC Bank NA, VRDN (b)	12,805	12,805
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.1% 1/6/12, LOC Wells Fargo Bank NA, VRDN (b)	4,200	4,200
		53,130
District Of Columbia - 1.1%
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,155	7,155
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.28% 1/6/12, LOC Bank of America NA, VRDN (b)	2,100	2,100
(Defenders of Wildlife Proj.) 0.28% 1/6/12, LOC Bank of America NA, VRDN (b)	5,905	5,905
(Friends Legal Svcs. Corp. Proj.) 0.28% 1/6/12, LOC Bank of America NA, VRDN (b)	10,290	10,290
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(The Phillips Collection Issue Proj.) Series 2003, 0.39% 1/6/12, LOC Bank of America NA, VRDN (b)	$ 2,640	$ 2,640
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.12% 1/6/12, LOC Branch Banking & Trust Co., VRDN (b)	4,000	4,000
Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.19% tender 2/8/12, LOC JPMorgan Chase Bank, CP mode	6,600	6,600
		38,690
Florida - 8.6%
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 0.11% 1/6/12 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	20,365	20,365
Collier County Indl. Dev. Auth. (Cmnty. School of Naples Proj.) 0.28% 1/6/12, LOC Bank of America NA, VRDN (b)	12,800	12,800
Florida Board of Ed. Lottery Rev. Bonds Series 2010 C, 4% 7/1/12	1,000	1,018
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Bonds Series 2007 A, 5% 6/1/12	7,025	7,163
Participating VRDN Series ROC II R 817, 0.09% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	10,005	10,005
Florida Dept. of Envir. Protection Rev. Bonds Series 2001 A, 5.5% 7/1/12	1,000	1,026
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.09% 1/6/12 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	15,010	15,010
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.13% 1/6/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	7,070	7,070
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Victoria Park Apts. Proj.) Series 2002 J, 0.1% 1/6/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)	1,050	1,050
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A:
5% 7/1/12	2,000	2,047
5.25% 7/1/12	13,340	13,669
Highlands County Health Facilities Auth. Rev. Participating VRDN Series MS 3251, 0.17% 1/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	5,625	5,625

	Principal Amount (000s)	Value (000s)
Jacksonville Econ. Dev. Commission Healthcare Rev. (Methodist Hosp. Proj.) Series 2005, 0.05% 1/3/12, LOC TD Banknorth, NA, VRDN (b)	$ 2,900	$ 2,900
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2001, 0.05% 1/3/12, LOC Wells Fargo Bank NA, VRDN (b)	12,490	12,490
Local Govt. Fin. Cmnty. Series 2011 A1, 0.16% 1/10/12, LOC JPMorgan Chase Bank, CP	6,500	6,500
Miami-Dade County School District Bonds 5.375% 8/1/12	3,000	3,086
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.3% 1/6/12, LOC Bank of America NA, VRDN (b)	11,910	11,910
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 C2, 0.1% 1/6/12, VRDN (b)	11,810	11,810
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.13% 1/6/12, LOC Bank of America NA, VRDN (b)	3,100	3,100
Orlando & Orange County Expressway Auth. Rev. Series 2003 C3, 0.1% 1/6/12, LOC Bank of America NA, VRDN (b)	13,880	13,880
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.16% 1/6/12, LOC Bank of America NA, VRDN (b)	6,865	6,865
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 0.09% 1/6/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	8,600	8,600
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.28% 1/6/12, LOC Bank of America NA, VRDN (b)	3,840	3,840
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.09% 1/6/12, LOC Northern Trust Co., VRDN (b)	1,900	1,900
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.16% 1/6/12, LOC Bank of America NA, VRDN (b)	18,245	18,245
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.2% 1/6/12, LOC Bank of America NA, VRDN (b)	2,200	2,200
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,775	1,775
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.12% 1/6/12, LOC Bank of America NA, VRDN (b)	20,405	20,405
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Swr. Rev. Participating VRDN Series Putters 2917 Z, 0.12% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 3,000	$ 3,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.09% 1/6/12, LOC Wells Fargo Bank NA, VRDN (b)	15,975	15,975
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.):
Series 2009 A, 0.05% 1/3/12, LOC Wells Fargo Bank NA, VRDN (b)	9,970	9,970
Series 2009 B, 0.05% 1/3/12, LOC Wells Fargo Bank NA, VRDN (b)	29,980	29,980
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series ROC II R 12313, 0.07% 1/3/12 (Liquidity Facility Citibank NA) (b)(e)	12,090	12,090
Sunshine State Govt. Fing. Commission Rev. Series 2011 C, 0.11% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	4,600	4,600
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Bonds Series 2011, 5% 10/1/12	1,060	1,097
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.11% 1/3/12, LOC Wells Fargo Bank NA, VRDN (b)	2,100	2,100
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.09% 1/6/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)	3,315	3,315
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.09% 1/6/12 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	8,010	8,010
		316,491
Georgia - 1.5%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2005 B, 0.11% 1/3/12, LOC Bank of America NA, VRDN (b)	5,700	5,700
Atlanta Arpt. Rev. Series 2010 A2, 0.16% 2/15/12, LOC JPMorgan Chase Bank, CP	2,375	2,375
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.09% 1/6/12, LOC Freddie Mac, VRDN (b)	1,500	1,500
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.12% 1/6/12, LOC Branch Banking & Trust Co., VRDN (b)	2,700	2,700

	Principal Amount (000s)	Value (000s)
Georgia Gen. Oblig.:
Bonds:
Series 2007 B, 5% 4/1/12	$ 1,000	$ 1,012
Series 2011 A, 3% 7/1/12	3,000	3,041
Participating VRDN:
Series 85TP, 0.09% 1/6/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	200	200
Series WF 11 134C, 0.11% 1/6/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	11,570	11,570
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.12% 1/6/12, LOC Branch Banking & Trust Co., VRDN (b)	12,380	12,380
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.09% 1/6/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	12,490	12,490
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.) Series 2009 B, 0.12% 1/6/12, LOC Branch Banking & Trust Co., VRDN (b)	3,120	3,120
		56,088
Hawaii - 0.9%
Hawaii Gen. Oblig. Participating VRDN:
Series Putters 4007, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,665	6,665
Series ROC II R 11021 PB, 0.3% 1/6/12 (Liquidity Facility Deutsche Postbank AG) (b)(e)	20,230	20,230
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.08% 1/6/12, LOC Freddie Mac, VRDN (b)	1,360	1,360
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	5,550	5,550
		33,805
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series C, 0.11% 1/6/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)	1,895	1,895
Illinois - 5.9%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series MT 727, 0.16% 1/6/12 (Liquidity Facility Bank of America NA) (b)(e)	11,000	11,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Multi-Family Hsg. Rev. (Oakwood Shores Sr. Apts. Proj.) Series 2010, 0.15% 1/6/12, LOC Bank of America NA, VRDN (b)	$ 3,520	$ 3,520
Chicago Wtr. Rev.:
Series 2004 A1, 0.13% 1/6/12, LOC California Pub. Employees Retirement Sys., VRDN (b)	19,575	19,575
Series 2004 A2, 0.13% 1/6/12, LOC California Pub. Employees Retirement Sys., VRDN (b)	19,480	19,480
DuPage County Rev. (Morton Arboretum Proj.) 0.13% 1/6/12, LOC Bank of America NA, VRDN (b)	24,050	24,050
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series ROC II R 12278, 0.09% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	5,195	5,195
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.11% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	1,400	1,400
(Concordia Univ. Proj.) Series 2009, 0.11% 1/6/12, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	14,700	14,700
(Museum of Science & Industry Proj.) Series 2009 C, 0.09% 1/6/12, LOC PNC Bank NA, VRDN (b)	9,670	9,670
(North Central College Proj.) Series 2008, 0.16% 1/6/12, LOC Bank of America NA, VRDN (b)	8,500	8,500
(The Univ. of Chicago Med. Ctr. Proj.) Series 2010 B, 0.03% 1/3/12, LOC Wells Fargo Bank NA, VRDN (b)	1,945	1,945
Participating VRDN:
Series BC 11 16B, 0.12% 1/6/12 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)	3,950	3,950
Series EGL 06 115, 0.09% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	13,615	13,615
Series Putters 3174, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,130	1,130
Series Putters 3378, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,795	3,795
Series Putters 3379, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,995	4,995
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. (Lakeshore Plaza Proj.) Series 2008 B, 0.1% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	14,935	14,935
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Participating VRDN Series MT 773, 0.16% 1/6/12 (Liquidity Facility Bank of America NA) (b)(e)	6,000	6,000

	Principal Amount (000s)	Value (000s)
Series 2007 A 1B, 0.08% 1/6/12, LOC PNC Bank NA, VRDN (b)	$ 5,000	$ 5,000
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.08% 1/6/12, LOC Freddie Mac, VRDN (b)	16,250	16,250
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3216, 0.16% 1/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	10,000	10,000
Series MS 3219, 0.16% 1/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	15,000	15,000
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.39% 1/6/12, LOC Bank of America NA, VRDN (b)	1,622	1,622
		215,327
Indiana - 1.6%
Indiana Fin. Auth. Health Sys. Rev.:
(Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 F, 0.06% 1/6/12, LOC Bank of New York, New York, VRDN (b)	1,000	1,000
Participating VRDN Series 3654 Z, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	12,290	12,290
Indiana Fin. Auth. Hosp. Rev. (Cmnty. Health Network Proj.) Series 2009 A, 0.13% 1/6/12, LOC Bank of America NA, VRDN (b)	5,000	5,000
Indiana Fin. Auth. Rev.:
(Ascension Health Proj.) Series 2008 E8, 0.07% 1/6/12, VRDN (b)	1,000	1,000
Bonds Series 2011 A, 1% 2/1/12	6,270	6,274
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hospitals Proj.):
Series 1997 A, 0.1% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	7,000	7,000
Series 1997 B, 0.1% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	15,000	15,000
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.) Series A2, 3.75%, tender 2/1/12 (b)	2,000	2,006
Marshall County Econ. Dev. Rev. (Culver Edl. Foundation Prog.) Series 2000, 0.1% 1/6/12, LOC Northern Trust Co., VRDN (b)	8,300	8,300
		57,870
Iowa - 0.2%
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.13% 1/6/12, LOC Bank of America NA, VRDN (b)	7,475	7,475
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.7%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series BBT 08 51, 0.09% 1/6/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	$ 6,300	$ 6,300
Wichita Gen. Oblig.:
BAN Series 246, 0.375% 8/10/12	6,900	6,901
Participating VRDN Series Putters 3951, 0.07% 1/3/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	11,000	11,000
		24,201
Louisiana - 0.7%
East Baton Rouge Parish Indl. Dev. Board Rev. (Stupp Bros., Inc. Proj.) Series 2008, 0.28% 1/6/12, LOC Bank of America NA, VRDN (b)	4,925	4,925
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series ROC II R 11948, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	6,665	6,665
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2004, 0.08% 1/6/12, VRDN (b)	3,350	3,350
(C-Port LLC Proj.) Series 2008, 0.16% 1/6/12, LOC Bank of America NA, VRDN (b)	4,000	4,000
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.) Series 2010 B, 0.09% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	5,400	5,400
		24,340
Maryland - 1.8%
Anne Arundel County Gen. Oblig. Bonds Series 2011, 3% 4/1/12	6,290	6,331
Baltimore County Econ. Dev. Rev. (The Bais Yaakov School for Girls Proj.) Series 2003, 0.34% 1/6/12, LOC Bank of America NA, VRDN (b)	4,980	4,980
Baltimore County Gen. Oblig. Series 2011:
0.14% 2/6/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	5,100	5,100
0.14% 2/14/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	6,100	6,100
0.17% 2/7/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	4,100	4,100
0.18% 2/6/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	5,100	5,100
Howard County Gen. Oblig. Bonds Series 2011 B, 3% 8/15/12	2,200	2,238

	Principal Amount (000s)	Value (000s)
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.12% 1/6/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)	$ 1,900	$ 1,900
Maryland Gen. Oblig. Bonds:
(State & Local Facilities Ln. Prog.) First Series 2008, 5% 3/1/12	1,750	1,764
Series 2004, 5% 2/1/12	1,305	1,310
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.1% 1/6/12, LOC Bank of America NA, VRDN (b)	3,300	3,300
Participating VRDN Series BBT 08 46, 0.09% 1/6/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	3,825	3,825
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.11% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	7,785	7,785
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.13% 1/6/12, LOC Bank of America NA, VRDN (b)	9,925	9,925
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (Falklands Apts. Proj.) Series 1985 B, 0.09% 1/6/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)	1,000	1,000
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Series 2002 C, 0.09% 1/6/12, LOC PNC Bank NA, VRDN (b)	1,300	1,300
		66,058
Massachusetts - 3.6%
Massachusetts Dev. Fin. Agcy. Rev. Series 2001, 0.08% 1/6/12, VRDN (b)	1,450	1,450
Massachusetts Gen. Oblig.:
Participating VRDN:
Series Clipper 07 39, 0.13% 1/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	5,675	5,675
Series Clipper 07 41, 0.13% 1/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	87,350	87,350
RAN:
Series 2011 A, 2% 4/26/12	3,000	3,018
Series 2011 B, 2% 5/31/12	13,000	13,099
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 11824, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	2,000	2,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series EGL 07 0092, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	$ 5,000	$ 5,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series EGL 06 0054, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
		130,592
Michigan - 2.9%
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 0.11% 1/6/12, LOC Comerica Bank, VRDN (b)	5,485	5,485
Eastern Michigan Univ. Revs. Series 2009 B, 0.11% 1/3/12, LOC JPMorgan Chase Bank, VRDN (b)	2,200	2,200
Michigan Fin. Auth. Rev.:
RAN Series 2011 C3, 2% 8/20/12, LOC Bank of Nova Scotia New York Branch	7,400	7,479
Series 2011 L, 0.24% 1/6/12, LOC Citibank NA, VRDN (b)	58,900	58,900
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.07% 1/3/12, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Sys. Proj.) Series 2005 E, 0.06% 1/6/12, VRDN (b)	4,100	4,100
Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.19%, tender 7/27/12 (b)	11,200	11,200
0.2%, tender 7/27/12 (b)	5,140	5,140
(Trinity Health Sys. Proj.) Series 2008 C, 0.16% tender 6/6/12, CP mode	2,700	2,700
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series Putters 3360, 0.12% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,620	6,620
Wayne County Arpt. Auth. Rev. 0.09% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	1,400	1,400
		106,224
Minnesota - 0.8%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.12% 1/6/12, LOC Freddie Mac, VRDN (b)	4,075	4,075
Minnesota Gen. Oblig. Bonds:
Series 2009 H, 5% 11/1/12	1,000	1,039

	Principal Amount (000s)	Value (000s)
Series 2010 D, 3% 8/1/12	$ 1,000	$ 1,016
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.11% 1/6/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)	21,550	21,550
		27,680
Missouri - 0.9%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series EGL 07 0001, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	8,000	8,000
Series 2011 B, 0.08% 1/3/12, LOC Northern Trust Co., VRDN (b)	2,000	2,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group, Inc. Proj.) Series 2009, 0.07% 1/3/12, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,670	2,670
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 C2, 0.07% 1/6/12, VRDN (b)	8,000	8,000
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.09% 1/6/12, LOC State Street Bank & Trust Co., Boston, VRDN (b)	12,325	12,325
		32,995
Nebraska - 2.7%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.09% 1/6/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	16,000	16,000
Nebraska Pub. Pwr. District Rev. Series A, 0.17% 1/30/12, CP	17,000	17,000
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.09% 1/6/12 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	30,990	30,990
Omaha Pub. Pwr. District Elec. Rev.:
Participating VRDN Series WF 11 143C, 0.11% 1/6/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	9,850	9,850
Series A:
0.14% 3/15/12, CP	3,500	3,500
0.17% 2/15/12, CP	15,000	15,000
0.17% 2/16/12, CP	7,300	7,300
		99,640
Nevada - 1.0%
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.1% 1/6/12, LOC Union Bank of California, VRDN (b)	11,000	11,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.09% 1/6/12 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	$ 13,825	$ 13,825
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.1% 1/6/12, LOC Union Bank of California, VRDN (b)	11,010	11,010
		35,835
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. (Frisbie Memorial Hosp. Proj.) Series 2006, 0.09% 1/6/12, LOC TD Banknorth, NA, VRDN (b)	11,300	11,300
New Jersey - 1.5%
New Jersey Gen. Oblig. TRAN Series 2012 C, 2% 6/21/12	34,100	34,380
New Jersey Trans. Trust Fund Auth. Series 2009 D, 0.07% 1/6/12, LOC Wells Fargo Bank NA, VRDN (b)	20,700	20,700
		55,080
New Mexico - 0.9%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.09% 1/6/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	30,175	30,175
Univ. of New Mexico Univ. Revs. Participating VRDN Series ROC II R 11961, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
		33,175
New York - 2.9%
New York City Gen. Oblig.:
Participating VRDN Series Putters 2951, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,400	1,400
Series 2004 H2 0.06% 1/6/12, LOC Bank of New York, New York, VRDN (b)	1,000	1,000
Series 2006 E2, 0.11% 1/3/12, LOC Bank of America NA, VRDN (b)	4,030	4,030
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 0.09% 1/6/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)	2,700	2,700

	Principal Amount (000s)	Value (000s)
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 07 116, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	$ 19,800	$ 19,800
Series ROC II R 10381, 0.07% 1/3/12 (Liquidity Facility Citibank NA) (b)(e)	15,070	15,070
Series 2011 DD-1, 0.04% 1/3/12 (Liquidity Facility TD Banknorth, NA), VRDN (b)	1,300	1,300
New York City Transitional Fin. Auth. Rev. Participating VRDN Series WF 11-21C, 0.11% 1/6/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	1,000	1,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series Putters 3698 Z, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,225	2,225
New York Dorm. Auth. Revs. Participating VRDN Series EGL 07 0003, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	15,560	15,560
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,425	4,425
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,185	3,185
New York Hsg. Fin. Agcy. Rev. (316 11th Ave Hsg. Proj.) Series 2009 A, 0.09% 1/6/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)	4,000	4,000
New York Pwr. Auth. Series 2, 0.16% 2/6/12, CP	22,810	22,810
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.08% 1/6/12 (Liquidity Facility Royal Bank of Scotland NV), VRDN (b)	9,400	9,400
		107,905
New York & New Jersey - 0.0%
Port Auth. of New York & New Jersey Participating VRDN Series Putters 1546, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,150	1,150
North Carolina - 2.3%
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series ROC II R 11906, 0.09% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	2,750	2,750
Mecklenburg County Gen. Oblig. Bonds Series 2011 A, 3% 10/1/12	5,000	5,102
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.12% 1/6/12, LOC Branch Banking & Trust Co., VRDN (b)	$ 6,990	$ 6,990
(Greensboro College Proj.) 0.11% 1/6/12, LOC Bank of America NA, VRDN (b)	5,610	5,610
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 06 0139, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	1,900	1,900
Series EGL 07 0015, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	10,890	10,890
Series EGL 7053004 Class A, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	13,105	13,105
Series 2001 A1, 0.15% 4/5/12, CP	3,537	3,537
North Carolina Cap. Impt. Ltd. Participating VRDN Series BBT 08 52, 0.09% 1/6/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	3,500	3,500
North Carolina Gen. Oblig. Bonds:
Series 2004 A, 5% 3/1/12	4,000	4,032
Series 2005 B, 5% 4/1/12	1,700	1,720
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Univ. Health Systems of Eastern Carolina):
Series 2008 B, 0.1% 1/6/12, LOC Branch Banking & Trust Co., VRDN (b)	1,750	1,750
Series 2008 B1, 0.09% 1/6/12, LOC Branch Banking & Trust Co., VRDN (b)	1,405	1,405
(Wake Forest Univ. Proj.) Series 2008 D, 0.12% 1/3/12, LOC Bank of America NA, VRDN (b)	2,500	2,500
(WakeMed Proj.):
Series 2009 B, 0.09% 1/6/12, LOC Wells Fargo Bank NA, VRDN (b)	1,000	1,000
Series 2009 C, 0.09% 1/6/12, LOC Wells Fargo Bank NA, VRDN (b)	6,100	6,100
Piedmont Triad Arpt. Auth. Series 2008 A, 0.07% 1/6/12, LOC Branch Banking & Trust Co., VRDN (b)	1,955	1,955
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	4,950	4,950

	Principal Amount (000s)	Value (000s)
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	$ 2,100	$ 2,100
Wake County Gen. Oblig. Bonds Series 2004, 5% 3/1/12	1,550	1,562
		82,458
Ohio - 2.5%
Columbus Gen. Oblig. (San. Swr. Proj.) Series 2006 1, 0.04% 1/6/12, VRDN (b)	6,000	6,000
Columbus Swr. Sys. Rev. Participating VRDN Series BBT 08 5, 0.09% 1/6/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	5,220	5,220
Franklin County Hosp. Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 2%, tender 7/2/12 (b)	5,100	5,142
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.1% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	1,115	1,115
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2002, 0.17% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	7,000	7,000
Ohio Gen. Oblig. Bonds Series H, 5% 5/1/12	2,000	2,030
Ohio Higher Edl. Facility Commission Rev. Bonds:
(Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.25% tender 2/8/12, CP mode	13,450	13,450
0.28% tender 5/4/12, CP mode	5,000	5,000
Series 2008 B6, 0.27% tender 3/7/12, CP mode	15,000	15,000
(The Cleveland Clinic Foundation Proj.) Series 2008 B6, 0.18% tender 3/29/12, CP mode	9,200	9,200
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (First Energy Nuclear Generation Corp. Proj.) Series 2006 B, 0.05% 1/3/12, LOC Wells Fargo Bank NA, VRDN (b)	21,204	21,204
		90,361
Oregon - 0.9%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series D:
0.18% tender 1/11/12, CP mode	13,000	13,000
0.18% tender 2/6/12, CP mode	12,500	12,500
Series F, 0.2% tender 1/9/12, CP mode	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Health and Science Univ. Spl. Rev. Series 2009 B1, 0.09% 1/6/12, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 1,900	$ 1,900
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.13% 1/6/12, LOC Bank of America NA, VRDN (b)	1,150	1,150
		33,550
Pennsylvania - 2.4%
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Point Park Univ. Proj.) Series 2008 C, 0.09% 1/6/12, LOC PNC Bank NA, VRDN (b)	6,570	6,570
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.09% 1/6/12, LOC PNC Bank NA, VRDN (b)	1,670	1,670
Allegheny County Indl. Dev. Auth. Rev. (Zoological Society of Pittsburgh Proj.) Series 1999 B, 0.09% 1/6/12, LOC PNC Bank NA, VRDN (b)	2,200	2,200
Allegheny County Port Auth. Spl. Rev. Bonds 2% 3/1/12	2,760	2,766
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 0.09% 1/6/12, LOC PNC Bank NA, VRDN (b)	900	900
Delaware County Indl. Dev. Auth. Rev. (Resource Recovery Facility Proj.) Series 1997 G, 0.07% 1/6/12, VRDN (b)	1,395	1,395
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.1% 1/6/12, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,500	3,500
Haverford Township School District Series 2009, 0.1% 1/6/12, LOC TD Banknorth, NA, VRDN (b)	965	965
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.05% 1/3/12, LOC JPMorgan Chase Bank, VRDN (b)	1,715	1,715
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.09% 1/6/12, LOC PNC Bank NA, VRDN (b)	5,375	5,375
Montgomery County Redev. Auth. Multi-family Hsg. Rev.:
(Brookside Manor Apts. Proj.) Series 2001 A, 0.1% 1/6/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)	9,170	9,170
(Kingswood Apts. Proj.) Series 2001 A, 0.1% 1/6/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)	10,725	10,725

	Principal Amount (000s)	Value (000s)
Pennsylvania Gen. Oblig. Participating VRDN Series ROC II R 11505, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	$ 4,510	$ 4,510
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.09% 1/6/12, LOC PNC Bank NA, VRDN (b)	3,300	3,300
(King's College Proj.) Series 2002 J3, 0.09% 1/6/12, LOC PNC Bank NA, VRDN (b)	1,315	1,315
Participating VRDN Series WF 11 26C, 0.11% 1/6/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,000	2,000
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B3, 0.07% 1/6/12, LOC PNC Bank NA, VRDN (b)	4,000	4,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.07% 1/6/12, LOC PNC Bank NA, VRDN (b)	6,200	6,200
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Integrys Energy Group, Inc. Proj.) 0.09% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	4,800	4,800
Somerset County Gen. Oblig.:
Series 2009 A, 0.09% 1/6/12, LOC PNC Bank NA, VRDN (b)	3,440	3,440
Series 2009 C, 0.09% 1/6/12, LOC PNC Bank NA, VRDN (b)	1,100	1,100
Washington County Auth. Rev. 0.06% 1/6/12, VRDN (b)	2,600	2,600
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.09% 1/6/12, LOC PNC Bank NA, VRDN (b)	5,175	5,175
Wilkes Barre Gen. Oblig. Series 2004 B, 0.09% 1/6/12, LOC PNC Bank NA, VRDN (b)	2,010	2,010
		87,401
Rhode Island - 0.2%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(New England Institute of Technology Proj.) Series 2008, 0.09% 1/6/12, LOC TD Banknorth, NA, VRDN (b)	4,870	4,870
(Rhode Island School of Design Proj.) Series 2008 B, 0.1% 1/6/12, LOC TD Banknorth, NA, VRDN (b)	1,000	1,000
		5,870
South Carolina - 1.4%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B2, 0.05% 1/3/12, LOC Wells Fargo Bank NA, VRDN (b)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Charleston County School District Bonds Series 2011 B, 2% 3/1/12	$ 5,700	$ 5,717
Greenville County School District Bonds Series 2011, 1.5% 6/1/12	7,950	7,992
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev.:
(Claflin Univ. Proj.) 0.13% 1/6/12, LOC Bank of America NA, VRDN (b)	8,269	8,269
(Newberry College Proj.) Series 2008, 0.12% 1/6/12, LOC Branch Banking & Trust Co., VRDN (b)	11,995	11,995
South Carolina Jobs-Econ. Dev. Auth. (The Reg'l. Med. Ctr. of Orangeburg and Calhoun Counties Proj.) Series 2009, 0.12% 1/6/12, LOC Branch Banking & Trust Co., VRDN (b)	2,565	2,565
South Carolina Pub. Svc. Auth. Rev.:
Bonds:
Series 2002 D, 5.25% 1/1/12	1,000	1,000
Series 2010 B, 5% 1/1/13	1,250	1,308
Series 2010 A:
0.14% 3/19/12, CP	2,940	2,940
0.18% 3/9/12, CP	5,160	5,160
		51,446
Tennessee - 2.2%
Blount County Pub. Bldg. Auth.:
(Local Govt. Pub. Impt. Proj.):
Series 2008 E1A, 0.12% 1/6/12, LOC Branch Banking & Trust Co., VRDN (b)	4,200	4,200
Series 2009 E8A, 0.12% 1/6/12, LOC Branch Banking & Trust Co., VRDN (b)	1,400	1,400
Series 2009 E9A, 0.12% 1/6/12, LOC Branch Banking & Trust Co., VRDN (b)	8,335	8,335
Series E7A, 0.12% 1/6/12, LOC Branch Banking & Trust Co., VRDN (b)	5,270	5,270
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.28% 1/6/12, LOC Bank of America NA, VRDN (b)	4,300	4,300
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.1% 1/6/12, LOC Freddie Mac, VRDN (b)	18,170	18,170
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.13% 1/6/12, LOC Bank of America NA, VRDN (b)	23,895	23,895

	Principal Amount (000s)	Value (000s)
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.23% 1/6/12, LOC Bank of America NA, VRDN (b)	$ 8,500	$ 8,500
Series 2002, 0.16% 1/3/12, LOC Bank of America NA, VRDN (b)	2,000	2,000
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.13% 1/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	5,000	5,000
		81,070
Texas - 13.6%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 0.09% 1/6/12 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	10,215	10,215
Austin Elec. Util. Sys. Rev.:
Participating VRDN Series Solar 06 91, 0.09% 1/6/12 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	10,150	10,150
Series A, 0.13% 1/11/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	10,500	10,500
Beaumont Independent School District Participating VRDN Series Putters 3225, 0.13% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	11,115	11,115
Birdville Independent School District Participating VRDN Series MT 720, 0.16% 1/6/12 (Liquidity Facility Bank of America NA) (b)(e)	4,000	4,000
Brownsville Util. Sys. Rev. Series A, 0.14% 3/19/12, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Caddo Mills Independent School District Participating VRDN Series DB 473, 0.26% 1/6/12 (Liquidity Facility Deutsche Bank AG) (b)(e)	5,200	5,200
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.09% 1/6/12 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	19,115	19,115
Dallas Wtrwks. & Swr. Sys. Rev.:
Bonds:
Series 2010, 3% 10/1/12	1,000	1,020
5.375% 10/1/12	1,500	1,557
Participating VRDN:
Series Putters 3227, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	15,005	15,005
Series Putters 3742, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.13% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 7,885	$ 7,885
Goose Creek Consolidated Independent School District Participating VRDN Series PZ 219, 0.13% 1/6/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	10,385	10,385
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.) Series 2004, 0.06% 1/6/12 (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)	2,800	2,800
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 C, 0.09% 1/3/12, LOC Bank of America NA, VRDN (b)	2,500	2,500
Harris County Gen. Oblig.:
Bonds Series 2011 A, 2%, tender 8/15/12 (b)	4,400	4,447
Participating VRDN:
Series Clipper 07 46, 0.13% 1/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	40,000	40,000
Series ROC II R 10360, 0.07% 1/3/12 (Liquidity Facility Citibank NA) (b)(e)	21,520	21,520
Series ROC II R 718 PB, 0.3% 1/6/12 (Liquidity Facility Deutsche Postbank AG) (b)(e)	9,690	9,690
Series A1, 0.17% 1/17/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	6,550	6,550
Series C, 0.15% 1/11/12 (Liquidity Facility Bank of America NA), CP	4,000	4,000
Series D, 0.18% 2/8/12 (Liquidity Facility JPMorgan Chase Bank), CP	1,400	1,400
TAN Series 2011, 1.5% 2/29/12	5,100	5,111
Harris County Metropolitan Trans. Auth.:
Series A1, 0.16% 2/8/12 (Liquidity Facility JPMorgan Chase Bank), CP	29,050	29,050
Series A3:
0.19% 1/25/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
0.19% 4/5/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
Houston Arpt. Sys. Rev. Series 2010, 0.09% 1/6/12, LOC Barclays Bank PLC, VRDN (b)	4,000	4,000
Houston Gen. Oblig. Series A, 0.2% 1/3/12, LOC Union Bank of California, CP	3,700	3,700

	Principal Amount (000s)	Value (000s)
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Participating VRDN Series ROC II R 11860, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	$ 6,000	$ 6,000
Series A:
0.22% 1/12/12, CP	5,000	5,000
0.22% 1/12/12, CP	1,000	1,000
Houston Util. Sys. Rev.:
Participating VRDN:
Series ROC II R 11411, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	10,000	10,000
Series ROC II R 11885X, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	5,180	5,180
Series ROC II R 12323, 0.07% 1/3/12 (Liquidity Facility Citibank NA) (b)(e)	7,200	7,200
Series 2004 B1, 0.13% 1/6/12, LOC Bank of America NA, VRDN (b)	5,000	5,000
Klein Independent School District Participating VRDN Series WF 11 51 C, 0.11% 1/6/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,000	5,000
Lubbock Health Facilities Dev. Corp. Rev. Bonds (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/12	10,960	11,207
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	2,040	2,040
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 09 33C, 0.11% 1/6/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	7,200	7,200
North East Texas Independent School District Participating VRDN Series MS 3277 X, 0.17% 1/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	5,000	5,000
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN:
Series BA 08 1174, 0.16% 1/6/12 (Liquidity Facility Bank of America NA) (b)(e)	5,460	5,460
Series ROC II R 593 PB, 0.3% 1/6/12 (Liquidity Facility Deutsche Postbank AG) (b)(e)	16,810	16,810
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	2,000	2,000
Pasadena Independent School District Bonds Series 2010, 4% 2/15/12 (Permanent School Fund of Texas Guaranteed)	1,200	1,206
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Port Arthur Navigation District Envir. Facilities Rev.:
(Motiva Enterprises LLC Proj.) Series 2010 B, 0.06% 1/3/12, VRDN (b)	$ 13,000	$ 13,000
Series 2010 D, 0.06% 1/3/12, VRDN (b)	16,600	16,600
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2010, 5% 2/1/12	1,075	1,079
Participating VRDN:
Series BBT 08 26, 0.09% 1/6/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	5,320	5,320
Series Putters 3688Z, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,605	4,605
San Antonio Hotel Occupancy Tax Rev. Series 2008, 0.09% 1/6/12, LOC Wells Fargo Bank NA, VRDN (b)	15,420	15,420
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Series 2001 A, 0.15% 1/27/12, CP	6,700	6,700
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,500	4,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.) Series 2011 B, 0.24%, tender 7/27/12 (b)	6,200	6,200
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.1% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	5,690	5,690
Texas A&M Univ. Rev. Participating VRDN:
Series BC 10 39W, 0.12% 1/6/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,580	1,580
Series ROC II R 11804, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(e)	3,990	3,990
0.11% 1/6/12 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(e)	4,575	4,575
Texas Gen. Oblig.:
Participating VRDN:
Series MT 784, 0.16% 1/6/12 (Liquidity Facility Bank of America NA) (b)(e)	4,345	4,345
Series Solar 06 57, 0.09% 1/6/12 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	10,145	10,145
Series 2011 B:
0.2% 2/21/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	3,800	3,800

	Principal Amount (000s)	Value (000s)
0.2% 2/22/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	$ 3,500	$ 3,500
0.21% 3/6/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	5,000	5,000
0.21% 3/7/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	2,500	2,500
0.21% 3/8/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	2,400	2,400
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A, 0.11% 2/7/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,000	14,000
		496,667
Utah - 2.1%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.09% 1/6/12, LOC Wells Fargo Bank NA, VRDN (b)	8,790	8,790
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.17% 1/19/12 (Liquidity Facility Bank of Nova Scotia), CP	4,600	4,600
Series 1997 B2, 0.18% 2/6/12 (Liquidity Facility Bank of Nova Scotia), CP	18,490	18,490
Series 1997 B3, 0.17% 1/19/12 (Liquidity Facility JPMorgan Chase Bank), CP	3,700	3,700
Series 1998 B4, 0.17% 2/8/12 (Liquidity Facility JPMorgan Chase Bank), CP	9,760	9,760
Riverton Hosp. Rev. Participating VRDN:
Series Putters 1762, 0.07% 1/3/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	19,100	19,100
Series WF 11 35C, 0.11% 1/6/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,530	5,530
Salt Lake City Sales Tax Rev. 0.1% 1/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	6,005	6,005
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series PT 4606, 0.3% 1/6/12 (Liquidity Facility Deutsche Postbank AG) (b)(e)	2,305	2,305
		78,280
Virginia - 2.9%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 D, 0.05% 1/3/12, LOC Wells Fargo Bank NA, VRDN (b)	12,140	12,140
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.12% 1/3/12, LOC Bank of America NA, VRDN (b)	$ 6,545	$ 6,545
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series A1, 0.07% 1/6/12 (Liquidity Facility TD Banknorth, NA), VRDN (b)	2,100	2,100
Participating VRDN Series MS 3285, 0.17% 1/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	5,510	5,510
Loudoun County Indl. Dev. Auth.:
(Howard Hughes Med. Institute Proj.) Series 2003 C, 0.08% 1/6/12, VRDN (b)	2,005	2,005
(Loudoun Country Day School, Inc. Proj.) Series 2008, 0.05% 1/6/12, LOC PNC Bank NA, VRDN (b)	2,100	2,100
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.18% 1/6/12, LOC Bank of America NA, VRDN (b)	7,945	7,945
Norfolk Econ. Dev. Auth. Rev. Series 1997:
0.17% 1/17/12, CP	15,000	15,000
0.18% 1/19/12, CP	3,500	3,500
Univ. of Virginia Gen. Rev.:
Participating VRDN Series BBT 08 30, 0.09% 1/6/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	7,500	7,500
Series 2003 A, 0.11% 2/13/12, CP	7,000	7,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(21st Century College and Equip. Prog.) Series 2010 A, 4% 2/1/12	3,400	3,411
4% 2/1/12	2,000	2,006
Virginia Commonwealth Trans. Board Rev. Bonds:
(Trans. Cap. Projects) Series 2010 A1, 5% 5/15/12	3,445	3,505
Series 2004 B, 5.25% 5/15/12	4,250	4,329
Virginia Commonwealth Univ. Health Sys. Auth. Series 2008 A, 0.03% 1/3/12, LOC Branch Banking & Trust Co., VRDN (b)	17,600	17,600

	Principal Amount (000s)	Value (000s)
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2008 B, 4% 8/1/12	$ 3,005	$ 3,071
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.13% 1/6/12, LOC Bank of America NA, VRDN (b)	2,000	2,000
		107,267
Washington - 4.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series BBT 08 34, 0.09% 1/6/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	3,030	3,030
Series Putters 2866, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,280	7,280
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 07 106, 0.09% 1/6/12 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	3,340	3,340
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.) Series 2008 D, 5% 7/1/12	1,000	1,024
Series 2008 D, 5% 7/1/12	3,850	3,940
King County Gen. Oblig. Participating VRDN Series BC 10 66W, 0.12% 1/6/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,500	2,500
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 94, 0.09% 1/6/12 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	18,304	18,304
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.09% 1/6/12, LOC Wells Fargo Bank NA, VRDN (b)	7,175	7,175
Washington Gen. Oblig.:
Bonds Series 2008 C, 4.25% 1/1/13	1,000	1,040
Participating VRDN:
Series Clipper 05 39, 0.15% 1/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	37,230	37,230
Series GS 06 7T, 0.09% 1/6/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	22,460	22,460
Series Putters 3054, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,035	3,035
Series Putters 3539, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,330	4,330
Washington Health Care Facilities Auth. (Swedish Health Svcs. Proj.) Series 2011 C, 0.09% 1/6/12, LOC Citibank NA, VRDN (b)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(Children's Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.11% 1/6/12, LOC Bank of America NA, VRDN (b)	$ 2,725	$ 2,725
(Southwest Washington Med. Ctr.) Series 2008 A, 0.11% 1/6/12, LOC Union Bank of California, VRDN (b)	5,500	5,500
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.09% 1/6/12, LOC Wells Fargo Bank NA, VRDN (b)	10,165	10,165
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Bonds:
Series 1992 A, 6.3% 7/1/12 (Bonneville Pwr. Administration Guaranteed)	3,100	3,191
5.4% 7/1/12 (Bonneville Pwr. Administration Guaranteed)	7,300	7,486
		153,755
West Virginia - 1.6%
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Ohio Pwr. Co. - Kammer Proj.) Series 2008 B, 0.07% 1/6/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)	3,000	3,000
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.09% 1/6/12, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	15,800	15,800
Series 2009 B, 0.07% 1/6/12, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	11,600	11,600
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Obligated Group Proj.) Series 2008 A, 0.11% 1/3/12, LOC Bank of America NA, VRDN (b)	3,500	3,500
(West Virginia United Health Sys. Proj.):
Series 2008 B, 0.07% 1/3/12, LOC JPMorgan Chase Bank, VRDN (b)	13,300	13,300
Series 2009 A, 0.12% 1/6/12, LOC Branch Banking & Trust Co., VRDN (b)	10,900	10,900
		58,100

	Principal Amount (000s)	Value (000s)
Wisconsin - 3.5%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.1% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	$ 17,300	$ 17,300
Milwaukee Gen. Oblig. Bonds Series 2010 B5, 2% 5/1/12	1,000	1,006
Wisconsin Clean Wtr. Rev. Bonds Series 2010, 3% 6/1/12	1,000	1,012
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.1% 1/6/12, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,000	2,000
Wisconsin Gen. Oblig.:
Bonds Series C, 5% 5/1/12	2,820	2,863
Series 2005 A:
0.13% 2/13/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	15,616	15,616
0.16% 3/19/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,000	1,000
Series 2006 A, 0.17% 1/19/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,000	4,000
TAN 2% 6/15/12	22,900	23,084
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds:
(Alexian Brothers Health Sys. Proj.) 0.2% tender 1/9/12, LOC JPMorgan Chase Bank, CP mode	5,700	5,700
(Ministry Health Care Proj.) Series 2011 A, 0.12% tender 2/3/12, LOC U.S. Bank NA, Minnesota, CP mode	11,500	11,500
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2006 A, 0.1% 1/6/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)	5,055	5,055
Wisconsin Trans. Rev.:
Series 1997 A, 0.18% 3/8/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	18,000	18,000
Series 2006 A:
0.17% 1/17/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	16,474	16,474
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 2006 A:
0.17% 1/19/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 1,500	$ 1,500
0.18% 3/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,440	2,440
		128,550
	Shares
Other - 4.1%
Fidelity Tax-Free Cash Central Fund, 0.09% (c)(d)	151,270,000	151,270
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $3,576,776)		3,576,776
NET OTHER ASSETS (LIABILITIES) - 2.3%		83,619
NET ASSETS - 100%		$ 3,660,395
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,525,000 or 0.2% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 179
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2011, the cost of investment securities for income tax purposes was $3,576,776,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Portfolio

December 31, 2011

1.811325.107

TRES-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 24.5%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 3.3%
1/5/12 to 11/15/12	0.06 to 0.11%	$ 647,000	$ 646,779
U.S. Treasury Notes - 21.2%
1/15/12 to 12/31/12	0.09 to 0.19	4,116,600	4,169,035
TOTAL U.S. TREASURY OBLIGATIONS			4,815,814
Repurchase Agreements - 72.0%
	Maturity Amount (000s)
In a joint trading account at 0.03% dated 12/30/11 due 1/3/12 (Collateralized by (U.S. Treasury Obligations):
#	$ 7,414,905	7,414,883
#	678,740	678,738
With:
Barclays Capital, Inc. at:
0.01%, dated 12/27/11 due 1/3/12 (Collateralized by U.S. Treasury Obligations valued at $937,381,917, 0% - 4.75%, 5/31/12 - 8/31/18)	919,002	919,000
0.02%, dated 12/30/11 due 1/3/12 (Collateralized by U.S. Treasury Obligations valued at $584,461,300, 0.5% - 4.25%, 11/30/12 - 5/31/16)	573,001	573,000
0.03%, dated 12/30/11 due 1/3/12 (Collateralized by U.S. Treasury Obligations valued at $1,557,545,258, 0% - 4.88%, 1/5/12 - 11/15/21)	1,527,005	1,527,000
Citigroup Global Capital Markets, Inc. at 0.02%, dated 12/28/11 due 1/4/12 (Collateralized by U.S. Treasury Obligations valued at $390,731,893, 2.25% - 4.63%, 4/30/17 - 2/15/40)	383,001	383,000
Credit Suisse Securities (USA) LLC at 0.03%, dated 12/27/11 due 1/3/12 (Collateralized by U.S. Treasury Obligations valued at $390,662,171, 0.25% - 7.5%, 7/15/13 - 11/15/16)	383,002	383,000
Deutsche Bank Securities, Inc. at 0.08%, dated 11/1/11 due 1/5/12 (Collateralized by U.S. Treasury Obligations valued at $398,427,015, 0% - 8.5%, 1/26/12 - 5/15/41)	390,056	390,000

	Maturity Amount (000s)	Value (000s)
Morgan Stanley & Co., Inc. at 0.09%, dated 11/15/11 due 1/6/12 (Collateralized by U.S. Treasury Obligations valued at $401,301,915, 0% - 8%, 2/9/12 - 2/15/37)	$ 393,058	$ 393,000
UBS Securities LLC at 0.08%, dated 12/22/11 due 1/6/12 (Collateralized by U.S. Treasury Obligations valued at $1,560,641,677, 0.63% - 3.63%, 12/31/11 - 8/15/19)	1,530,088	1,530,000
TOTAL REPURCHASE AGREEMENTS		14,191,621
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $19,007,435)		19,007,435
NET OTHER ASSETS (LIABILITIES) - 3.5%		692,125
NET ASSETS - 100%		$ 19,699,560
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$7,414,883,000 due 1/03/12 at 0.03%
Credit Ag Cib Ny Br (DTC 651)	$ 2,416,516
Credit Suisse Securities (USA) LLC	1,846,004
RBS Securities, Inc.	2,480,673
UBS Securities LLC	404,541
Wells Fargo Securities LLC	267,149
$ 7,414,883
$678,738,000 due 1/03/12 at 0.03%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ 132,361
RBS Securities, Inc.	189,714
UBS Securities LLC	356,663
$ 678,738
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2011, the cost of investment securities for income tax purposes was $19,007,435,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Only Portfolio

December 31, 2011

1.811324.107

TO-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 83.7%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 51.5%
1/5/12 to 3/1/12	0.00 to 0.12%	$ 5,212,500	$ 5,212,417
U.S. Treasury Notes - 32.2%
1/15/12 to 10/31/12	0.02 to 0.18	3,234,990	3,255,653
TOTAL U.S. TREASURY OBLIGATIONS			8,468,070
U.S. Treasury Inflation Protected Obligations - 7.3%

U.S. Treasury Notes - 7.3%
1/15/12	0.05	738,358	738,956
TOTAL INVESTMENT PORTFOLIO - 91.0% (Cost $9,207,026)	9,207,026
NET OTHER ASSETS (LIABILITIES) - 9.0%	908,251
NET ASSETS - 100%	$ 10,115,277
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2011, the cost of investment securities for income tax purposes was $9,207,026,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 28, 2012